Accrued Expenses - Related Party (Details Narrative) - USD ($)	Dec. 31, 2020	Sep. 02, 2020	Mar. 31, 2020	Jan. 08, 2020	Mar. 31, 2019
Accrued expenses, related party	$ 9,615		$ 252,607		$ 576,393
Notes payable	129,720		76,350	$ 42,500
Accounts payable	555,960		556,653		524,273
Accrued salaries and payroll taxes payable	226,722		237,404		330,717
Amended Promissory Note [Member] | David B Masters [Member]
Notes payable	195,000	$ 65,700
Claim on past accrued salary	195,000
Related Party [Member]
Accrued expenses, related party	9,615		252,607		576,393
Accounts payable			38,954		89,186
Accrued salaries and payroll taxes payable			$ 213,653		$ 487,207
Related Party [Member] | John Lai and John Carruth [Member]
Accrued expenses, related party	$ 4,807